Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,103,457,151.52
Previously Paid Amount	0.00
Total Fee Amount	322,039.29
Total Offset Amount	0.00
Net Fee	$ 322,039.29